Investments in Joint Ventures and Associates - Additional Information (Detail) - GBP (£) £ in Millions			12 Months Ended
	Oct. 05, 2017	Jul. 01, 2013	Dec. 31, 2019	Dec. 31, 2018
Investments in associates and joint ventures [line items]
Interest received			£ 1	£ 1
Random House [member]
Investments in associates and joint ventures [line items]
Proportion of voting power held in associate		53.00%
Penguin [member]
Investments in associates and joint ventures [line items]
Proportion of voting power held in associate		47.00%
Penguin Random House [member]
Investments in associates and joint ventures [line items]
Proportion of sales of voting power held in associate	22.00%
Proportion of voting power held in associate	25.00%		25.00%
Loans to associates			£ 49	0
Current assets receivables			16	17
Current liability payable			£ 0	£ 3